SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Total	¥ 167,613	¥ 185,604	¥ 199,737
Facilitation, origination and servicing expenses
SHARE-BASED COMPENSATION
Total	64,658	75,152	73,945
Sales and marketing expenses
SHARE-BASED COMPENSATION
Total	(118)	(375)	4,328
General and administrative expenses
SHARE-BASED COMPENSATION
Total	¥ 103,073	¥ 110,827	¥ 121,464